Document and Entity Information	Aug. 10, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001633336
Entity Registrant Name	Crescent Capital BDC, Inc.
Entity File Number	814-01132
Entity Tax Identification Number	47-3162282
Entity Incorporation State Country Code	MD
Document Period End Date	Aug. 10, 2026
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12g Title	Common Stock, $0.001 par value per share
Trading Symbol	CCAP
Security Exchange Name	NASDAQ